Cover	Apr. 18, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Apr. 18, 2022
Current Fiscal Year End Date	--09-30
Entity File Number	000-52218
Entity Registrant Name	THERALINK TECHNOLOGIES, INC.
Entity Central Index Key	0001362703
Entity Tax Identification Number	20-2590810
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15000 W. 6th Ave.
Entity Address, Address Line Two	#400
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	(888)
Local Phone Number	585-4923
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false